Interest-Bearing Deposits	12 Months Ended
Dec. 31, 2017
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Interest-Bearing Deposits

NOTE 9 - INTEREST-BEARING DEPOSITS

Interest-bearing deposits as of December 31, 2017 and 2016 were as follows:

	2017	2016
Demand	$183,680	$183,759
Statement and Passbook Savings	435,377	384,330
Certificates of Deposit:
$250 and over	8,206	13,640
Other	192,455	168,723
Individual Retirement Accounts	23,241	25,063
Total	$842,959	$775,515

NOTE 9 - INTEREST-BEARING DEPOSITS (Continued)

Scheduled maturities of certificates of deposit, including IRA’s at December 31, 2017 were as follows:

2018	$161,656
2019	41,926
2020	15,459
2021	3,382
2022	1,202
Thereafter	277
Total	$223,902

Deposits from the Company’s principal officers, directors, and their affiliates at year-end 2017 and 2016 were $9,633 and $9,209, respectively.

As of December 31, 2017, CDs and IRAs totaling $9,141 met or exceeded the FDIC’s insurance limit of $250,000.